Prepaid Expenses and Other Current Assets	3 Months Ended
Mar. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	March 31, 2025	December 31, 2024
Prepaid interest	$2,168,259	$—
Prepaid expenses	1,619,851	509,547
Other receivables	175,107	177,528
Interest receivable	40,701	25
Total	$4,003,918	$687,100